UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number 811-10467

Causeway Capital Management Trust

(Exact name of registrant as specified in charter)

11111 Santa Monica Boulevard, 15th Floor

Los Angeles, CA 90025

(Address of principal executive offices) (Zip code)

SEI Investments Global Funds Services

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-866-947-7000

Date of fiscal year end: September 30, 2016

Date of reporting period: March 31, 2016

Item 1. Reports to Stockholders.

LETTER TO SHAREHOLDERS

For the six months ended March 31 2016, Causeway Emerging Markets Fund’s Institutional Class (the “Fund’s”) returned 1.35% and Investor Class returned 1.25%, compared to 6.53% for the MSCI Emerging Markets Index (“EM Index”). Since the Fund’s inception on March 30, 2007, the Fund’s average annual total returns are 2.31% for the Institutional Class and 2.16% for the Investor Class, compared to 1.60% for the EM Index.

Performance Review

Sharp rallies bookended an otherwise sluggish period for emerging markets equities, propelling fiscal year-to-date performance into positive territory. In March 2016, a bottoming in oversold commodities and dovish talk from U.S. Federal Reserve (“Fed”) Chair Janet Yellen spurred turnarounds in equity markets and currencies of troubled economies, including Brazil and South Africa. With the exception of industrials, every sector in the EM Index delivered positive performance over the six month period, led by the energy and materials sectors. Following industrials, the telecommunications services sector was the next weakest performer, posting only modest positive returns. Returns from the Latin America region outpaced those of the emerging Asia and emerging Middle East, Europe, and Africa (“EMEA”) regions.

We use a combination of stock-specific factors and country, currency, sector, and macroeconomic analysis to rank the stocks in our investable universe. Of the factors we use to forecast alpha (performance in excess of the benchmark), our bottom-up earnings growth factors demonstrated the most predictive power. As economic growth in developing economies waned, investors flocked to companies they believed could sustain or grow earnings. Our bottom-up value factors, which have the greatest weight in our alpha model, also had positive performance. Our technical factors, which measure six- and twelve-month price momentum, had the weakest performance of any single factor in our model during the first six months of the fiscal year, reflecting rotations out of top performers and into laggards. All of our top-down factors delivered negative performance during the first half of the fiscal year. Investors rewarded countries and currencies with high inflation and current account deficits and spurned those with more supportive economic fundamentals.

Holdings in the health care, financials, and consumer staples sectors were the largest detractors from the Fund’s performance versus the EM Index over the period. Holdings in the utilities, energy, and information technology sectors helped to offset some of that underperformance. The Fund’s overweight position in meat processor, JBS SA (Brazil), was the top individual detractor from relative performance for the period. Overweight positions in pharmaceutical products developer, China Traditional Chinese Medicine Co., Ltd. (China) and public infrastructure finance company, Rural Electrification Corp. (India) also detracted. The top relative stock–level contributors to performance were overweight positions in gold mining company, Sibanye Gold Ltd. (South Africa), electric utility, Korea Electric Power Corp. (South Korea), and semiconductor foundry, Taiwan Semiconductor Manufacturing Co., Ltd. (Taiwan).

2	Causeway Emerging Markets Fund

Significant Portfolio Changes

The Fund’s active exposure to several sectors and countries changed during the period as a result of our quantitative security selection process. We increased active weightings (compared to EM Index weightings) to the energy and consumer staples sectors, and reduced active weightings to the utilities and consumer discretionary sectors. Notable changes in the Fund’s active country weightings included increases to exposure in China, Mexico, and Russia. We reduced exposure to Taiwan, South Africa, and Malaysia, due primarily to deteriorating earnings growth and valuation characteristics.

Significant net purchases over the period included new positions in internet commerce company, Alibaba Group Holding (China), electronic equipment manufacturer, Samsung Electronics Co., Ltd (South Korea), technology consultant, Infosys Ltd. (India), and household goods manufacturer & distributor, LG Household & Health Care Ltd. (South Korea), as well as an increased weight in semiconductor foundry, Taiwan Semiconductor Manufacturing Co., Ltd. (Taiwan). The largest sales during the period included reduced exposure to financial services provider, Fubon Financial Holding Co. Ltd. (Taiwan), mobile telecommunications operator, China Mobile Ltd. (China), pharmaceutical services provider, Dr. Reddy’s Laboratories Ltd. (India), and telecommunications operator, SK Telecom Co., Ltd. (South Korea). In addition, we exited our position in household goods retailer, Steinhoff International Holdings Ltd. (South Africa).

Investment Outlook

Two of the biggest risks to the performance of emerging markets equities and currencies—Fed interest rate increases and U.S. dollar strength—have somewhat dissipated. On March 29 at the Economic Club of New York, Chair Janet Yellen noted that since the Fed raised the target federal funds rate in December, global economic growth expectations have declined, warranting a slower pace of interest rate increases. Emerging markets rallied in response to these remarks. In addition to the Fed, other developed markets central banks, as well as most emerging markets central banks, maintain highly accommodative monetary policies. While we are encouraged by supportive policy globally, our enthusiasm is partially tempered by a flattening yield curve. The ideal interest rate backdrop for emerging markets equities is a steep yield curve. Falling long-term interest rates indicate that the bond market is skeptical that attempts to reflate the global economy will succeed.

The dispersion levels of most of our value factors (the valuation spread between cheap and expensive stocks) are at or above their long-term averages. Historically, a high degree of value dispersion has translated to higher subsequent returns for value investors. Price-to-book-value and price-to-cash-flow metrics look especially attractive. Similarly, we see an attractive valuation spread between the MSCI Emerging Markets Value Index (a proxy for large capitalization value) and the MSCI Emerging Markets Growth Index (a proxy for growth). These historical dislocations argue in favor of mean reversion, and

Causeway Emerging Markets Fund	3

we continue to believe that seeking a combination of value, growth, and momentum in emerging markets will benefit our shareholders over the long term.

We thank you for your continued confidence in Causeway Emerging Markets Fund, and look forward to serving you in the future.

March 31, 2016

Arjun Jayaraman	MacDuff Kuhnert	Joseph Gubler
Portfolio Manager	Portfolio Manager	Portfolio Manager

The above commentary expresses the portfolio managers’ views as of the date shown and should not be relied upon by the reader as research or investment advice. These views are subject to change. There is no guarantee that any forecasts made will come to pass.

As of March 31, 2016, the annualized expense ratios were 1.17% for the Institutional Class and 1.42% for the Investor Class.

The MSCI Emerging Markets Index (Gross) is a free float-adjusted market capitalization index that is designed to measure equity market performance of emerging markets. The Index is gross of withholding taxes, assumes reinvestment of dividends and capital gains, and assumes no management, custody, transaction or other expenses. It is not possible to invest directly in an index.

Investing involves risk including loss of principal. In addition to the normal risks associated with investing, international investments may involve risk of capital loss from unfavorable fluctuation in currency values, from differences in generally accepted accounting principles or from economic or political instability in other nations. Emerging markets involve heightened risks related to the same factors as well as increased volatility and lower trading volume. Diversification does not prevent all investment losses.

4	Causeway Emerging Markets Fund

SCHEDULE OF INVESTMENTS (000)*

March 31, 2016 (Unaudited)

Causeway Emerging Markets Fund	Number of Shares	Value
COMMON STOCK
Brazil — 1.7%
Banco do Brasil SA	4,232,300	$22,976
JBS SA	7,222,600	21,975

		44,951

China — 26.9%
Agile Property Holdings Ltd.	13,700,000	7,647
Alibaba Group Holding Ltd. ADR[1]	603,900	47,727
Bank of China Ltd., Class H	97,959,000	40,662
China CITIC Bank Corp. Ltd., Class H	25,973,000	15,904
China Communications Construction Co. Ltd., Class H	29,640,000	35,420
China Construction Bank Corp., Class H	93,793,000	59,850
China Lumena New Materials Corp.[1,2,3]	10,564,000	—
China Mobile Ltd. ADR	1,121,280	62,175
China Mobile Ltd.	960,000	10,698
China Petroleum & Chemical Corp., Class H	90,924,000	59,660
China Railway Construction Corp. Ltd., Class H	18,626,000	22,162
China Railway Group Ltd., Class H	27,652,000	20,995
China Southern Airlines Co. Ltd., Class H	15,336,000	9,667
China Traditional Chinese Medicine Co. Ltd.[1]	21,778,000	10,696
Country Garden Holdings Co. Ltd.	21,732,000	8,628
Datang International Power Generation Co. Ltd., Class H	21,230,000	6,541
Dongfeng Motor Group Co. Ltd., Class H	17,928,000	22,371
Guangzhou R&F Properties Co. Ltd., Class H	9,738,400	13,960
Industrial & Commercial Bank of China, Class H	22,971,000	12,851
JA Solar Holdings Co. Ltd. ADR[1]	1,513,200	13,029
KWG Property Holding Ltd.	13,614,500	8,951
NetEase Inc. ADR	206,200	29,606
New Oriental Education & Technology Group ADR	753,600	26,067
PetroChina Co. Ltd., Class H	14,608,000	9,717
PICC Property & Casualty Co. Ltd., Class H	23,330,000	42,766
Shanghai Pharmaceuticals Holding Co. Ltd., Class H	8,861,500	17,501

The accompanying notes are an integral part of the financial statements.

Causeway Emerging Markets Fund	5

SCHEDULE OF INVESTMENTS (000)* (continued)

March 31, 2016 (Unaudited)

Causeway Emerging Markets Fund	Number of Shares	Value
China — (continued)
Shimao Property Holdings Ltd.	5,240,000	$7,755
Skyworth Digital Holdings Ltd.	18,042,401	11,164
TCL Communication Technology Holdings Ltd.	94,000	62
Tencent Holdings Ltd.	3,269,600	66,763
Tianneng Power International Ltd.	12,140,000	10,845
Zhejiang Expressway Co. Ltd., Class H	16,786,000	18,004

		729,844

Czech Republic — 0.6%
CEZ AS	838,131	14,784

Hungary — 0.4%
Richter Gedeon Nyrt	583,670	11,636

India — 8.0%
Ashok Leyland Ltd.	14,155,232	23,214
Bank of Baroda	5,651,765	12,545
Cipla Ltd.	2,088,197	16,143
Dr Reddy’s Laboratories Ltd.	141,641	6,492
HCL Technologies Ltd.	747,010	9,183
Hindustan Petroleum Corp. Ltd.	2,043,661	24,310
ICICI Bank Ltd. ADR	2,027,900	14,520
Infosys Ltd. ADR	1,582,300	30,096
Lupin Ltd.	482,263	10,773
Power Finance Corp. Ltd.	3,524,210	9,119
Rural Electrification Corp. Ltd.	3,395,976	8,523
Sintex Industries Ltd.	7,349,547	8,546
Tata Motors Ltd. ADR[1]	716,800	20,823
UPL Ltd.	1,779,600	12,837
Wockhardt Ltd.[1]	581,044	8,545

		215,669

Indonesia — 0.3%
Indofood Sukses Makmur Tbk PT	16,754,700	9,129

The accompanying notes are an integral part of the financial statements.

6	Causeway Emerging Markets Fund

SCHEDULE OF INVESTMENTS (000)* (continued)

March 31, 2016 (Unaudited)

Causeway Emerging Markets Fund	Number of Shares	Value
Mexico — 4.9%
Alfa SAB de CV, Class A	14,935,500	$30,057
America Movil SAB de CV, Class L ADR	1,025,500	15,926
Arca Continental SAB de CV	3,169,847	22,004
Gruma SAB de CV, Class B	1,719,960	27,276
Kimberly-Clark de Mexico SAB de CV, Class A	6,375,986	15,404
Wal-Mart de Mexico SAB de CV	9,573,100	22,662

		133,329

Philippines — 0.4%
Universal Robina Corp.	2,520,970	11,870

Poland — 3.5%
KGHM Polska Miedz SA	540,704	11,028
PGE Polska Grupa Energetyczna SA	3,747,277	14,040
Polski Koncern Naftowy Orlen SA	2,394,238	47,420
Powszechny Zaklad Ubezpieczen SA	2,296,328	21,910

		94,398

Qatar — 0.6%
Barwa Real Estate Co.	799,979	7,953
Industries Qatar QSC	253,404	7,536

		15,489

Russia — 4.7%
Gazprom PAO ADR	5,489,074	23,675
Lukoil PJSC ADR	693,718	26,649
PhosAgro OAO GDR	985,776	13,899
Sberbank of Russia ADR	5,563,943	38,725
Surgutneftegas OAO ADR	2,162,292	12,606
Surgutneftegas OAO	1,725,300	1,019
Tatneft PAO ADR	315,224	10,037

		126,610

The accompanying notes are an integral part of the financial statements.

Causeway Emerging Markets Fund	7

SCHEDULE OF INVESTMENTS (000)* (continued)

March 31, 2016 (Unaudited)

Causeway Emerging Markets Fund	Number of Shares	Value
South Africa — 4.8%
FirstRand Ltd.	10,918,150	$35,771
MMI Holdings Ltd.	5,565,366	9,386
Netcare Ltd.	4,355,568	10,650
Redefine Properties Ltd.[4]	28,917,709	23,465
Sibanye Gold Ltd.	5,223,120	20,038
Steinhoff International Holdings Ltd.	1,324,362	8,688
Vodacom Group Ltd.	2,121,672	23,070

		131,068

South Korea — 16.5%
BNK Financial Group Inc.	1,260,893	10,695
Daesang Corp.	317,944	8,077
Hanwha Corp.	437,063	13,567
Hyosung Corp.	150,160	18,908
Hyundai Marine & Fire Insurance Co. Ltd.	450,891	13,090
Hyundai Motor Co.	99,827	13,312
KB Financial Group Inc.	1,103,660	30,738
Kia Motors Corp.	985,780	41,635
Korea Aerospace Industries Ltd.	405,508	23,119
Korea Electric Power Corp.	1,022,997	53,851
KT&G Corp.	259,985	25,007
LG Display Co. Ltd.	698,244	16,241
LG Household & Health Care Ltd.	35,012	28,932
NH Investment & Securities Co. Ltd.	2,194,937	19,059
NongShim Co. Ltd.	22,212	7,769
Samsung Electronics Co. Ltd.	82,941	95,154
SK Hynix Inc.	553,148	13,616
SK Telecom Co. Ltd. ADR	241,460	4,870
WiSoL Co. Ltd.	556,500	8,151

		445,791

Taiwan — 11.7%
Asustek Computer Inc.	300	3
Chlitina Holding Ltd.	1,263,000	10,870

The accompanying notes are an integral part of the financial statements.

8	Causeway Emerging Markets Fund

SCHEDULE OF INVESTMENTS (000)* (continued)

March 31, 2016 (Unaudited)

Causeway Emerging Markets Fund	Number of Shares	Value
Taiwan — (continued)
Compal Electronics Inc.	13,419,316	$8,422
Fubon Financial Holding Co. Ltd.	7,110,000	9,058
HON HAI Precision Industry Co. Ltd.	20,102,294	52,967
Innolux Corp.	46,037,000	16,092
Inventec Corp.	22,184,000	14,061
Lite-On Technology Corp.	13,540,246	16,534
Pegatron Corp.	14,673,000	34,239
Powertech Technology Inc.	7,055,000	16,002
President Chain Store Corp.	1,099,000	8,008
St. Shine Optical Co. Ltd.	537,000	10,962
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	2,745,600	71,935
TTY Biopharm Co. Ltd.	3,907,000	13,475
Win Semiconductors Corp.	5,734,000	11,367
WPG Holdings Ltd.	9,436,000	10,056
Yuanta Financial Holding Co. Ltd.	34,867,850	12,459

		316,510

Thailand — 3.0%
Bangkok Dusit Medical Services PCL	11,007,400	7,322
PTT PCL	6,107,200	48,608
Sansiri PCL	198,508,766	8,633
Thanachart Capital PCL	8,324,800	8,933
Tipco Asphalt PCL	11,985,800	8,517

		82,013

Turkey — 3.5%
Eregli Demir ve Celik Fabrikalari TAS	5,781,091	8,699
TAV Havalimanlari Holding AS	1,370,594	8,177
Tekfen Holding AS	4,991,950	9,637
Tupras Turkiye Petrol Rafinerileri AS	1,556,622	43,835
Turk Hava Yollari AO1	8,733,099	24,143

		94,491

The accompanying notes are an integral part of the financial statements.

Causeway Emerging Markets Fund	9

SCHEDULE OF INVESTMENTS (000)* (continued)

March 31, 2016 (Unaudited)

Causeway Emerging Markets Fund	Number of Shares	Value
United Arab Emirates — 1.0%
DAMAC Properties Dubai Co. PJSC	10,831,752	$8,051
Dubai Islamic Bank PJSC	5,472,187	8,835
First Gulf Bank PJSC	3,473,592	11,112

		27,998

Total Common Stock
(Cost $2,641,346) — 92.5%		2,505,580

PREFERENCE STOCK
Brazil — 2.9%
Bradespar SA	1,678,000	2,898
Braskem SA	2,119,987	13,702
Cia Energetica de Minas Gerais	1,908,400	4,267
Cia Paranaense de Energia	520,000	4,115
Itausa - Investimentos Itau SA	16,313,910	36,751
Petroleo Brasileiro SA, Class A ADR[1]	3,583,400	16,233

		77,966

South Korea — 1.4%
LG Chemical Ltd.	45,961	9,123
Samsung Electronics Co. Ltd.	30,831	29,844

		38,967

Total Preference Stock
(Cost $126,887) — 4.3%		116,933

EXCHANGE TRADED FUND
Vanguard FTSE Emerging Markets ETF	814,600	28,169

Total Exchange Traded Fund
(Cost $27,594) — 1.1%		28,169

The accompanying notes are an integral part of the financial statements.

10	Causeway Emerging Markets Fund

SCHEDULE OF INVESTMENTS (000)* (concluded)

March 31, 2016 (Unaudited)

Causeway Emerging Markets Fund	Number of Shares/ Warrant/Right	Value
WARRANT
Sansiri PCL, Expires 11/24/2017[1]	14,133,566	$44

Total Warrant
(Cost $—) — 0.0%		44

PREFERRED STOCK
Brazil — 0.0%
Petroleo Brasileiro S.A. [1]	344,600	790

Total Preferred Stock
(Cost $541) — 0.0%		790

RIGHTS
Fubon Financial Holding, Expires 4/13/2016[1,2]	286,571	—

Total Rights
(Cost $—) — 0.0%		—

Total Investments — 97.9%
(Cost $2,796,368)		2,651,516

Other Assets in Excess of Liabilities — 2.1%		57,534

Net Assets — 100.0%		$2,709,050

*	Except for share data.
1	Non-income producing security.
2	Securities considered illiquid. The total market value of such securities as of March 31, 2016 was $– and represented 0.0% of net assets.
3	Security is fair valued at zero due to company’s insolvency.
4	Real Estate Investment Trust.

ADR	American Depositary Receipt
ETF	Exchange Traded Fund
FTSE	Financial Times London Stock Exchange
GDR	Global Depositary Receipt
Amounts	designated as “—” are $0 or are rounded to $0.

The accompanying notes are an integral part of the financial statements.

Causeway Emerging Markets Fund	11

SECTOR DIVERSIFICATION

As of March 31, 2016, the sector diversification was as follows (Unaudited):

Causeway Emerging Markets Fund	Common Stock	Preferred Stock	Preference Stock	% of Net Assets

Information Technology	21.5%	0.0%	1.1%	22.6%

Financials	20.8	0.0	1.4	22.2

Energy	11.3	0.0	0.6	11.9

Industrials	9.4	0.0	0.0	9.4

Consumer Staples	8.1	0.0	0.0	8.1

Consumer Discretionary	5.7	0.0	0.0	5.7

Health Care	4.6	0.0	0.0	4.6

Materials	3.5	0.0	0.9	4.4

Telecommunication Services	4.3	0.0	0.0	4.3

Utilities	3.3	0.0	0.3	3.6

Total	92.5	0.0	4.3	96.8

Exchange Traded Fund				1.1

Warrant				0.0

Rights				0.0

Other Assets in Excess of Liabilities				2.1

Net Assets				100.0%

The accompanying notes are an integral part of the financial statements.

12	Causeway Emerging Markets Fund

STATEMENT OF ASSETS AND LIABILITIES (000)*

(Unaudited)

CAUSEWAY EMERGING MARKETS FUND

3/31/16
ASSETS:
Investments at Value (Cost $2,796,368)	$2,651,516
Receivable for Investment Securities Sold	172,374
Receivable for Fund Shares Sold	32,288
Receivable for Dividends	10,359
Unrealized Appreciation on Spot Foreign Currency Contracts	229
Prepaid Expenses	69
Receivable for Tax Reclaims	28

Total Assets	2,866,863

LIABILITIES:
Due to Custodian	62,825
Payable for Investment Securities Purchased	51,980
Foreign Currency Payable (Cost $36,329)	36,329
Payable for Fund Shares Redeemed	3,298
Payable Due to Adviser	2,010
Accrued Foreign Capital Gains Tax on Appreciated Securities	545
Payable for Shareholder Service Fees — Investor Class	118
Payable Due to Administrator	65
Unrealized Depreciation on Spot Foreign Currency Contracts	15
Payable for Trustees’ Fees	10
Other Accrued Expenses	618

Total Liabilities	157,813

Net Assets	$2,709,050

NET ASSETS:
Paid-in Capital (unlimited authorization — no par value)	$2,989,662
Undistributed Net Investment Income	1,871
Accumulated Net Realized Loss on Investments and Foreign Currency Transactions	(137,317)
Net Unrealized Depreciation on Investments	(144,852)
Accrued Foreign Capital Gains Tax on Appreciated Securities	(545)
Net Unrealized Appreciation on Foreign Currencies and Translation of Other Assets and Liabilities Denominated in Foreign Currencies	231

Net Assets	$2,709,050

Net Asset Value Per Share (based on net assets of $2,206,051,582 ÷ 221,358,119 shares) — Institutional Class	$9.97

Net Asset Value Per Share (based on net assets of $502,998,599 ÷ 50,096,505 shares) — Investor Class	$10.04

*	Except for Net Asset Value data.

The accompanying notes are an integral part of the financial statements.

Causeway Emerging Markets Fund	13

STATEMENT OF OPERATIONS (000)

(Unaudited)

CAUSEWAY EMERGING MARKETS FUND

10/01/15 to 3/31/16
INVESTMENT INCOME:
Dividend Income (net of foreign taxes withheld of $3,358)	$20,965

Total Investment Income	20,965

EXPENSES:
Investment Advisory Fees	10,516
Custodian Fees	1,096
Shareholder Service Fees — Investor Class	663
Administration Fees	331
Transfer Agent Fees	89
Registration Fees	86
Professional Fees	51
Trustees’ Fees	33
Printing Fees	29
Pricing Fees	18
Line of Credit	4
Other Fees	41

Total Expenses	12,957

Net Investment Income	8,008

Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currency Transactions:
Net Realized Loss on Investments	(107,816)
Net Realized Loss from Foreign Currency Transactions	(1,868)
Net Change in Unrealized Appreciation on Investments	183,249
Net Change in Accrued Foreign Capital Gains Tax on Appreciated Securities	491
Net Change in Unrealized Appreciation on Foreign Currency and Translation of Other Assets and Liabilities Denominated in Foreign Currency	321

Net Realized and Unrealized Gain on Investments and Foreign Currency Transactions	74,377

Net Increase in Net Assets Resulting from Operations	$82,385

The accompanying notes are an integral part of the financial statements.

14	Causeway Emerging Markets Fund

STATEMENTS OF CHANGES IN NET ASSETS (000)

	CAUSEWAY EMERGING MARKETS FUND

	10/01/15 to 3/31/16 (Unaudited)	10/01/14 to 9/30/15 (Audited)
OPERATIONS:
Net Investment Income	$8,008	$30,323
Net Realized Loss on Investments	(107,816)	(12,072)
Net Realized Loss from Foreign Currency Transactions	(1,868)	(1,648)
Net Change in Unrealized Appreciation (Depreciation) on Investments	183,249	(358,002)
Net Change in Accrued Foreign Capital Gains Tax on Appreciated Securities	491	1,006
Net Change in Unrealized Appreciation (Depreciation) on Foreign Currency and Translation of Other Assets and Liabilities Denominated in Foreign Currency	321	(9)

Net Increase (Decrease) in Net Assets Resulting From Operations	82,385	(340,402)

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
Dividends from Net Investment Income:
Institutional Class	(23,661)	(22,262)
Investor Class	(7,924)	(1,098)

Total Dividends from Net Investment Income	(31,585)	(23,360)

Net Increase in Net Assets Derived from Capital Share Transactions(1)(2)	695,120	1,406,461
Redemption Fees(3)	50	66

Total Increase in Net Assets	745,970	1,042,765

NET ASSETS:
Beginning of Period	1,963,080	920,315

End of Period	$2,709,050	$1,963,080

Undistributed Net Investment Income	$1,871	$25,448

(1)	Includes redemptions as a result of an in-kind transfer of securities during the fiscal year ended September 30, 2015 (see Note 10 in the Notes to Financial Statements).
(2)	See Note 7 in the Notes to Financial Statements.
(3)	See Note 2 in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

Causeway Emerging Markets Fund	15

FINANCIAL HIGHLIGHTS

For the Six Months Ended March 31, 2016 (Unaudited) and the Fiscal Years Ended September 30, For a Share Outstanding Throughout the Fiscal Years or Periods

	Net Asset Value, Beginning of Period ($)	Net Investment Income ($)	Net Realized and Unrealized Gain (Loss) on Investments ($)	Total from Operations ($)	Dividends from Net Investment Income ($)	Distributions from Capital Gains ($)	Total Dividends and Distributions ($)	Redemption Fees ($)
Causeway Emerging Markets Fund †
Institutional
2016(1)	10.00	0.04	0.09	0.13	(0.16)	—	(0.16)	—	(2)
2015	12.33	0.24	(2.29)	(2.05)	(0.28)	—	(0.28)	—	(2)
2014	11.65	0.28	0.51	0.79	(0.11)	—	(0.11)	—
2013	11.19	0.24	0.50	0.74	(0.28)	—	(0.28)	—
2012	9.39	0.28	1.62	1.90	(0.10)	—	(0.10)	—
2011	11.07	0.26	(1.68)	(1.42)	(0.26)	—	(0.26)	—
Investor
2016(1)	10.06	0.02	0.10	0.12	(0.14)	—	(0.14)	—	(2)
2015	12.40	0.29	(2.39)	(2.10)	(0.24)	—	(0.24)	—	(2)
2014	11.72	0.23	0.53	0.76	(0.08)	—	(0.08)	—
2013	11.26	0.20	0.51	0.71	(0.25)	—	(0.25)	—
2012	9.45	0.26	1.63	1.89	(0.08)	—	(0.08)	—
2011	11.14	0.30	(1.75)	(1.45)	(0.25)	—	(0.25)	0.01

(1)	All ratios for periods less than one year are annualized. Total returns and portfolio turnover rate are for the period indicated and have not been annualized.
(2)	Amount represents less than $0.01 per share (See Note 2 in the Notes to Financial Statements).
†	Per share amounts calculated using average shares method.

Amounts designated as “—” are $0 or round to $0 unless otherwise footnoted.

The accompanying notes are an integral part of the financial statements.

16	Causeway Emerging Markets Fund

Net Asset Value, End of Period ($)	Total Return (%)	Net Assets, End of Period ($000)	Ratio of Expenses to Average Net Assets (%)	Ratio of Expenses to Average Net Assets (Excluding Waivers and Reimburse- ments) (%)	Ratio of Net Investment Income to Average Net Assets (%)	Portfolio Turnover Rate (%)

9.97	1.35	2,206,051	1.17	1.17	0.86	42
10.00	(16.94)	1,348,773	1.19	1.19	2.06	100
12.33	6.84	852,202	1.20	1.20	2.31	112
11.65	6.54	211,572	1.30	1.30	2.09	95
11.19	20.36	102,810	1.35	1.43	2.61	74
9.39	(13.33)	53,748	1.35	1.59	2.25	95

10.04	1.25	502,999	1.42	1.42	0.47	42
10.06	(17.17)	614,307	1.46	1.46	2.55	100
12.40	6.55	68,113	1.45	1.45	1.89	112
11.72	6.28	40,088	1.55	1.55	1.69	95
11.26	20.10	34,598	1.55	1.63	2.46	74
9.45	(13.41)	27,027	1.55	1.78	2.52	95

The accompanying notes are an integral part of the financial statements.

Causeway Emerging Markets Fund	17

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1.	Organization

Causeway Emerging Markets Fund (the “Fund”) is a series of Causeway Capital Management Trust (the “Trust”). The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”) and is a Delaware statutory trust that was established on August 10, 2001. The Fund began operations on March 30, 2007. The Fund is authorized to offer two classes of shares, the Institutional Class and the Investor Class. The Declaration of Trust authorizes the issuance of an unlimited number of shares of beneficial interest of the Fund. The Fund is diversified. The Fund’s prospectus provides a description of the Fund’s investment objectives, policies and strategies. The Trust has five additional series, the financial statements of which are presented separately.

2.	Significant Accounting Policies

The following is a summary of the significant accounting policies consistently followed by the Fund.

Use of Estimates in the Preparation of Financial Statements – The Fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board. The Fund’s financial statements have been prepared to comply with U.S. generally accepted accounting principles (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amount of net assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Security Valuation – Except as described below, securities listed on a securities exchange (except the NASDAQ Stock Market (“NASDAQ”)) or Over-the-Counter (“OTC”) for which market quotations are available) are valued at the last reported sale price as of the close of regular trading on each business day, or, if there is no such reported sale, at the last reported bid price for long positions. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. Securities listed on multiple exchanges or OTC markets are valued on the exchange or OTC market considered by the Fund to be the primary market. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates. Prices for most securities held in the Fund are provided daily by recognized independent pricing agents. If a security price cannot be obtained from an independent pricing agent, the Fund seeks to obtain a bid price from at least one independent broker. Investments in the Dreyfus Cash Management money market fund are valued daily at the net asset value per share.

Securities for which market prices are not “readily available” are valued in accordance with fair value pricing procedures approved by the Fund’s Board of Trustees (the “Board”). The Fund’s fair value pricing procedures are implemented through a fair value committee (the “Committee”) designated by the Board. Some of the more common reasons that may necessitate that a security be valued using fair value pricing procedures include: the security’s trading has been halted or suspended; the security has been delisted from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; or the security’s primary pricing source is not able or willing to provide a price. When the Committee values a security in accordance with the fair value pricing procedures, the Committee will

18	Causeway Emerging Markets Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited)

(continued)

determine the value after taking into consideration relevant information reasonably available to the Committee.

The Fund uses a third party vendor to fair value certain non-U.S. securities if there is a movement in the U.S. market that exceeds thresholds established by the Committee. The vendor provides fair values for foreign securities based on factors and methodologies involving, generally, tracking valuation correlations between the U.S. market and each non-U.S. security.

In accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP, the Fund discloses fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3).The guidance establishes three levels of fair value hierarchy as follows:

•	Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

•	Level 2 — Quoted prices in markets which are not active, or prices based on inputs that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

•	Level 3 — Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 which fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

The following table sets forth information about the levels within the fair value hierarchy at which the Fund’s investments are measured at March 31, 2016:

Investments in Securities	Level 1 (000)	Level 2† (000)	Level 3†† (000)		Total (000)
Common Stock
Brazil	$44,951	$—	$—		$44,951
China	729,844	—	—	^	729,844
Czech Republic	14,784	—	—		14,784
Hungary	11,636	—	—		11,636
India	215,669	—	—		215,669
Indonesia	9,129	—	—		9,129
Mexico	133,329	—	—		133,329
Philippines	11,870	—	—		11,870
Poland	94,398	—	—		94,398
Qatar	15,489	—	—		15,489
Russia	125,591	1,019	—		126,610
South Africa	131,068	—	—		131,068
South Korea	445,791	—	—		445,791
Taiwan	316,510	—	—		316,510
Thailand	—	82,013	—		82,013
Turkey	94,491	—	—		94,491
United Arab Emirates	27,998	—	—		27,998

Total Common Stock	2,422,548	83,032	—		2,505,580

Preference Stock
Brazil	77,966	—	—		77,966
South Korea	38,967	—	—		38,967

Total Preference Stock	116,933	—	—		116,933

Exchange Traded Fund	28,169	—	—		28,169

Warrant	—	44	—		44

Preferred Stock	790	—	—		790

Causeway Emerging Markets Fund	19

NOTES TO FINANCIAL STATEMENTS (Unaudited)

(continued)

Investments in Securities	Level 1 (000)	Level 2† (000)	Level 3†† (000)	Total (000)
Rights	$—	$—	$—	$—

Total Investments in Securities	$2,568,440	$83,076	$—	$2,651,516

†	Holdings represent securities trading outside the United States, the values of which were adjusted due to “Foreign Line” securities using “Local Line” prices. Securities with a value of $1,720,986 (000), which represented 63.5% of the net assets of the Fund, transferred from Level 2 to Level 1 since the prior fiscal year end.
††	A reconciliation of Level 3 investments and disclosures of significant unobservable inputs are presented when the Fund has a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. Management has concluded that Level 3 investments are not material in relation to net assets.
^	Represents securities labeled as Level 3 in which the market value is $0 or has been rounded to $0.

Please refer to the Schedule of Investments for additional information regarding the composition of the amounts listed above.

Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy during the reporting period. Changes in the classification between Levels 1 and 2 occur primarily when foreign equity securities are fair valued by the Fund’s third party vendor using other observable market–based inputs in place of closing exchange prices due to events occurring after foreign market closures and/or due to adjustments to security values due to “Foreign Line” securities using “Local Line” prices. For the six months ended March 31, 2016, there were transfers between Level 1 and Level 2 based on the input level assigned under the hierarchy at the beginning and end of the reporting period.

For the six months ended March 31, 2016, there were no significant changes to the Fund’s fair value methodologies.

Federal Income Taxes – It is the Fund’s intention to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and to distribute all of its taxable income. Accordingly, no provision for Federal income taxes has been made in the financial statements.

The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether it is “more-likely-than not” (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more likely- than-not threshold are recorded as a tax benefit or expense in the current year. The Fund did not record any tax provision in the current period. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., the last 3 tax year ends, as applicable), on-going analysis of and changes to tax laws, regulations and interpretations thereof.

As of and during the six months ended March 31, 2016, the Fund did not have a liability for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the six months, the Fund did not incur any significant interest or penalties.

Security Transactions and Related Income – Security transactions are accounted for on the date the security is purchased or sold (trade date). Dividend income is recognized on the ex-dividend date, and interest income is recognized using the accrual basis of accounting. Costs used in determining realized gains and losses

20	Causeway Emerging Markets Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited)

(continued)

on the sales of investment securities are those of the specific securities sold.

Foreign Currency Translation –The books and records of the Fund are maintained in U.S. dollars on the following basis:

(1) the market value or fair value of investment securities, assets and liabilities is converted at the current rate of exchange; and

(2) purchases and sales of investment securities, income and expenses are converted at the relevant rates of exchange prevailing on the respective dates of such transactions.

The Fund does not isolate that portion of gains and losses on investments in equity securities that is due to changes in the foreign exchange rates from that which is due to changes in market prices of equity securities.

Foreign Currency Exchange Contracts –When the Fund purchases or sells foreign securities, it may enter into foreign currency exchange contracts to minimize foreign exchange risk from the trade date to the settlement date of the transaction. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contract’s terms.

Expense/Classes – Expenses that are directly related to one Fund of the Trust are charged directly to that Fund. Other operating expenses of the Trust are prorated to the Fund and the other series of the Trust on the basis of relative daily net assets. Class specific expenses are borne by that class of shares. Income, realized and unrealized gains/losses and non-class specific expenses are allocated to the respective classes on the basis of relative daily net assets.

Dividends and Distributions – Dividends from net investment income, if any, are declared and paid on an annual basis. Any net realized capital gains on sales of securities are distributed to shareholders at least annually.

Redemption Fee – The Fund imposes a redemption fee of 2% on the value of capital shares redeemed by shareholders less than 60 days after purchase. The redemption fee also applies to exchanges from the Fund. The redemption fee is paid to the Fund. The redemption fee does not apply to shares purchased through reinvested distributions or shares redeemed through designated systematic withdrawal plans. The redemption fee does not normally apply to accounts designated as omnibus accounts with the transfer agent. These are arrangements through financial intermediaries where the purchase and sale orders of a number of persons are aggregated before being communicated to the Fund. However, the Fund may seek agreements with these intermediaries to impose the Fund’s redemption fee or a different redemption fee on their customers if feasible, or to impose other appropriate restrictions on excessive short-term trading. The officers of the Fund may waive the redemption fee for shareholders in asset allocation and similar investment programs reasonably believed not to be engaged in short-term market timing, including for holders of shares purchased by Causeway Capital Management LLC (the “Adviser”) for its clients to rebalance their portfolios.

For the six months ended March 31, 2016, the Institutional Class and Investor Class retained $40,272 and $9,740 in redemption fees, respectively.

Causeway Emerging Markets Fund	21

NOTES TO FINANCIAL STATEMENTS (Unaudited)

(continued)

3.	Investment Advisory, Administration, Shareholder Service and Distribution Agreements

The Trust, on behalf of the Fund, has entered into an Investment Advisory Agreement (the “Advisory Agreement”) with the Adviser. Under the Advisory Agreement, the Adviser is entitled to a monthly fee equal to an annual rate of 1.00% of the Fund’s average daily net assets. The Adviser contractually agreed through January 31, 2017 to waive its fee and, to the extent necessary, reimburse the Fund to keep total annual fund operating expenses (excluding brokerage fees and commissions, interest, taxes, shareholder service fees, fees and expenses of other funds in which the Fund invests, and extraordinary expenses) from exceeding 1.35% of Institutional Class and Investor Class average daily net assets. No waivers or reimbursements were required for the six months ended March 31, 2016.

The Trust and SEI Investments Global Funds Services (the “Administrator”) have entered into an Administration Agreement. Under the terms of the Administration Agreement, the Administrator is entitled to an annual fee which is calculated daily and paid monthly based on the aggregate average daily net assets of the Trust subject to a minimum annual fee.

The Trust has adopted a Shareholder Service Plan and Agreement for Investor Class shares that allows the Trust to pay broker-dealers and other financial intermediaries a fee of up to 0.25% per annum of average daily net assets for services provided to Investor Class shareholders. For the six months ended March 31, 2016, the Investor Class paid 0.25% annualized of average daily net assets under this plan.

The Trust and SEI Investments Distribution Co. (the “Distributor”) have entered into a Distribution Agreement.

The Distributor receives no fees from the Fund for its distribution services under this agreement.

The officers of the Trust are also officers or employees of the Administrator or Adviser. They receive no fees for serving as officers of the Trust.

As of March 31, 2016, approximately $180 thousand of the net assets were held by affiliated investors.

4.	Investment Transactions

The cost of security purchases and the proceeds from the sale of securities, other than short-term investments, during the six months ended March 31, 2016, for the Fund were as follows:

Purchases (000)	Sales (000)
$1,526,699	$899,372

5.	Risks of Foreign Investing

Because the Fund invests most of its assets in foreign securities, the Fund is subject to further risks. For example, the value of the Fund’s securities may be affected by social, political and economic developments and U.S. and foreign laws relating to foreign investment. Furthermore, because the Fund invests in securities denominated in foreign currencies, the Fund’s securities may go down in value depending on foreign exchange rates. Other risks include trading, settlement, custodial, and other operational risks; withholding or other taxes; and the less stringent investor protection and disclosure standards of some foreign markets. All of these factors can make foreign securities less liquid, more volatile and harder to value than U.S. securities. These risks are higher for emerging markets investments.

22	Causeway Emerging Markets Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited)

(continued)

6.	Federal Tax Information

The Fund is classified as a separate taxable entity for Federal income tax purposes. The Fund intends to continue to qualify as a separate “regulated investment company” under Subchapter M of the Internal Revenue Code and make the requisite distributions to shareholders that will be sufficient to relieve it from Federal income tax and Federal excise tax. Therefore, normally no Federal tax provision is required. To the extent that dividends from net investment income and distributions from net realized capital gains exceed amounts reported in the financial statements, such amounts are reported separately.

The Fund may be subject to taxes imposed by countries in which it invests in issuers existing or operating in such countries. Such taxes are generally based on income earned. The Fund accrues such taxes when the related income is earned. Dividend and interest income is recorded net of non-U.S. taxes paid. Gains realized by the Fund on the sale of securities in certain countries are subject to non-U.S. taxes. The Fund records a liability based on unrealized gains to provide for potential non-U.S. taxes payable upon the sale of these securities. For the six months ended March 31, 2016, non-U.S. taxes paid on realized gains were $0 and non-U.S. taxes accrued on unrealized gains were $545,110.

The amounts of distributions from net investment income and net realized capital gains are determined in accordance with Federal income tax regulations, which may differ from those amounts determined under U.S. GAAP. These book/tax differences are either temporary or permanent in nature. The character of distributions made during the year from net investment income or net realized gains, and the timing of distributions made during the year may differ from the year that the income or realized gains (losses) were recorded by the

Fund. To the extent these differences are permanent, adjustments are made to the appropriate equity accounts in the period that the differences arise.

The tax character of dividends and distributions declared during the fiscal years ended September 30, 2015 and September 30, 2014 were as follows (000):

	Ordinary Income	Total
2015	$23,360	$23,360
2014	4,261	4,261

As of September 30, 2015, the components of distributable earnings on a tax basis were as follows (000):

Undistributed Ordinary Income	$28,852
Unrealized Depreciation	(343,500)
Post October Losses	(16,761)
Other Temporary Differences	(3)

Total Accumulated Losses	$(331,412)

Post-October Capital and Currency Losses represent losses realized on securities and currency transactions from November 1, 2014 through September 30, 2015 that, in accordance with Federal income tax regulations, the Fund may elect to defer and treat as having arisen in the following fiscal year.

For Federal income tax purposes, capital losses incurred in taxable years beginning before December 22, 2010 may be carried forward for a maximum period of eight years and applied against future net realized gains.

For the fiscal year ended September 30, 2015, the Fund used $5,318 (000) in capital loss carryforwards.

Under the Regulated Investment Company Modernization Act of 2010, the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period.

Causeway Emerging Markets Fund	23

NOTES TO FINANCIAL STATEMENTS (Unaudited)

(continued)

However, any losses incurred during those future taxable years are required to be used prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law. At March 31,

2016, the total cost of securities for Federal income tax purposes and the aggregate gross unrealized appreciation and depreciation on investment securities for the Fund were as follows (000):

Federal Tax Cost	Appreciated Securities	Depreciated Securities	Net Unrealized Depreciation
$2,796,368	$110,639	$(255,491)	$(144,852)

7.	Capital Shares Issued and Redeemed (000)

	Six Months Ended March 31, 2016 (Unaudited)		Fiscal Year Ended September 30, 2015 (Audited)
	Shares	Value	Shares	Value
Institutional Class
Shares Sold	116,858	$1,091,227	84,367	$976,713
Shares Issued in Reinvestment of Dividends and Distributions	2,260	22,147	1,837	21,093
Shares Redeemed Inkind	–	–	(1,386)	(16,668)
Shares Redeemed	(32,694)	(316,232)	(19,011)	(212,668)

Increase in Shares Outstanding Derived from Institutional Class Transactions	86,424	797,142	65,807	768,470

Investor Class
Shares Sold	13,165	120,445	79,455	892,801
Shares Issued in Reinvestment of Dividends and Distributions	800	7,902	92	1,064
Shares Redeemed	(24,903)	(230,369)	(24,004)	(255,874)

Increase (Decrease) in Shares Outstanding Derived from Investor Class Transactions	(10,938)	(102,022)	55,543	637,991

Increase in Shares Outstanding from Capital Share Transactions	75,486	$695,120	121,350	$1,406,461

8.	Significant Shareholder Concentration

As of March 31, 2016, three of the Fund’s shareholders of record owned 58% of net assets in the Institutional Class.

9.	Indemnifications

Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of his or her duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

24	Causeway Emerging Markets Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited)

(concluded)

10.	In-Kind Transfers of Securities

During the fiscal year ended September 30, 2015, the Fund redeemed shares of beneficial interest in exchange for securities. These securities were transferred at their fair value on the date of such transactions.

	Shares Redeemed (000)	Value ($ 000)	Gain ($ 000)
10/16/14	6,467	$8,448	$796

11.	Line of Credit

The Fund entered into an agreement on February 24, 2015, as amended as of February 24, 2016, which enables it to participate in a $10 million secured committed revolving line of credit, along with certain other series of the Trust, with The Bank of New York Mellon (the “Custodian”) which expires February 22, 2017.

The proceeds from the borrowings, if any, shall be used to finance the Fund’s short-term general working capital requirements, including the funding of shareholder redemptions. Interest, if any, is charged to the Fund based on its borrowings during the period at the applicable rate plus 1.5%. The Fund is also charged a portion of a commitment fee of 0.15% per annum. As of March 31, 2016, there were no borrowings outstanding under the line of credit.

12.	Subsequent Events

The Fund has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date the financial statements were available to be issued. Based on this evaluation, no adjustments were required to the financial statements.

Causeway Emerging Markets Fund	25

DISCLOSURE OF FUND EXPENSES (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees, shareholder service fees, and other Fund expenses. It is important for you to understand the impact of these costs on your investment returns.

Ongoing operating expenses are deducted from a mutual fund’s gross income and directly reduce its final investment return. These expenses are expressed as a percentage of a mutual fund’s average net assets; this percentage is known as a mutual fund’s expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in the Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period (October 1, 2015 to March 31, 2016).

The table on the next page illustrates the Fund’s costs in two ways:

Actual Fund Return. This section helps you to estimate the actual expenses after fee waivers that the Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your actual account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown under “Expenses Paid During Period.”

Hypothetical 5% Return. This section helps you compare the Fund’s costs with those of other mutual funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess the Fund’s comparative cost by comparing the hypothetical result for the Fund in the “Expenses Paid During Period” column with those that appear in the same charts in the shareholder reports for other mutual funds.

NOTE: Because the return is set at 5% for comparison purposes — NOT the Fund’s actual return — the account values shown may not apply to your specific investment.

26	Causeway Emerging Markets Fund

DISCLOSURE OF FUND EXPENSES (Unaudited)

(concluded)

	Beginning Account Value 10/01/15	Ending Account Value 3/31/16	Annualized Expense Ratios	Expenses Paid During Period*
Causeway Emerging Markets Fund

Actual Portfolio Return
Institutional Class	$1,000.00	$1,013.50	1.17%	$5.89

Hypothetical 5% Return
Institutional Class	$1,000.00	$1,019.15	1.17%	$5.91
Causeway Emerging Markets Fund

Actual Portfolio Return
Investor Class	$1,000.00	$1,012.50	1.42%	$7.14

Hypothetical 5% Return
Investor Class	$1,000.00	$1,017.90	1.42%	$7.16

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

Causeway Emerging Markets Fund	27

INVESTMENT ADVISER:

Causeway Capital Management LLC

11111 Santa Monica Boulevard

15th Floor

Los Angeles, CA 90025

DISTRIBUTOR:

SEI Investments Distribution Co.

One Freedom Valley Drive

Oaks, PA 19456

TO OBTAIN MORE INFORMATION:

Call 1-866-947-7000 or visit us online at

www.causewayfunds.com

This material must be preceded or

accompanied by a current prospectus.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“Commission”) for the first and third quarters of each fiscal year on Form N-Q within sixty days after the end of the period. The Fund’s Forms N-Q are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities, as well as information relating to how the Trust voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-866-947-7000; and (ii) on the Commission’s website at http://www. sec.gov.

CCM-SA-004-0800

Item 2. Code of Ethics.

Not required for semi-annual report.

Item 3. Audit Committee Financial Expert.

Not required for semi-annual report.

Item 4. Principal Accountant Fees and Services.

Not required for semi-annual report.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrant because it is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

Item 6. Schedule of Investments.

See Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to registrant because it is not a closed-end management investment company.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to registrant because it is not a closed-end management investment company.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to registrant because it is not a closed-end management investment company.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the registrant’s procedures by which shareholders may recommend nominees to the registrant’s board of trustees since the registrant’s last filing on Form N-CSR.

Item 11. Controls and Procedures.

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant’s disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There has not been any change in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Items 12. Exhibits.

(a)(1) Not required for semi-annual report.

(a)(2) Separate certifications for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) also accompany this filing as an exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Causeway Capital Management Trust

By	/s/ Turner Swan Turner Swan, President

Date: June 7, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Turner Swan Turner Swan, President

Date: June 7, 2016

By	/s/ Eric Kleinschmidt Eric Kleinschmidt, Treasurer

Date: June 7, 2016